Fair Value Measurements - Schedule of Change in Fair Value of Liability (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance as of January 1, 2025	$ 0	$ 0
Issuance	16,010	10,854
Change in fair value	3,147	(5,654)
Settlement	(1,389)
Modification and extinguishment	(6,801)
Reclassified to equity	(10,967)
Ending balance as of September 30, 2025	0	0
Convertible Notes [Member] | Funding Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance as of January 1, 2025	0
Issuance	3,968
Change in fair value	(265)
Settlement	(3,703)
Ending balance as of September 30, 2025	0	0
Convertible Notes [Member] | Exchange Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance as of January 1, 2025	0
Issuance	3,763
Change in fair value	(251)
Settlement	(3,512)
Ending balance as of September 30, 2025	0	0
February 2025 Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance as of January 1, 2025	0
Issuance	2,762
Change in fair value	(2,231)
Settlement	(531)
Modification and extinguishment	0
Reclassified to equity	0
Ending balance as of September 30, 2025	0	0
March 2025 Series A Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance as of January 1, 2025	0
Issuance	2,005
Change in fair value	335
Settlement	0
Modification and extinguishment	(2,340)
Reclassified to equity	0
Ending balance as of September 30, 2025	0	0
March 2025 Series B Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance as of January 1, 2025	0
Issuance	11,243
Change in fair value	5,043
Settlement	(858)
Modification and extinguishment	(4,461)
Reclassified to equity	(10,967)
Ending balance as of September 30, 2025	$ 0	$ 0